Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

May 3, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: PIMCO Managed Accounts Trust (the “Trust”)

      (File Nos. 333-92415 and 811-09721)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that: (i) the forms of the Prospectus and Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act does not differ from that contained in Post-Effective Amendment No. 56, which was filed on April 28, 2023, and (ii) the text of Post-Effective Amendment No. 56 was filed electronically on April 28, 2023.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	Ryan G. Leshaw

Timothy Bekkers

Douglas P. Dick

Aaron Withrow

David C. Sullivan